Reverse Merger (Details)	Jun. 15, 2021
Disclosure Text Block Supplement [Abstract]
Merger transaction, description	HWN shareholders exchanged 100% of the common stock of HWN for 350 shares newly issued shares of the Company’s Series D preferred stock and 1,000 shares of the Company’s previously issued Series B preferred stock (formerly held by management of legacy Spectrum Global Solutions, Inc.).